Cybersecurity Risk Management, Strategy, and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

The Company recognizes the critical importance of cybersecurity in safeguarding its information assets, operational systems, and stakeholder interests. We have developed and implemented a cybersecurity risk management program designed to protect the confidentiality, integrity, and availability of our critical systems and information.

To protect our systems and information from cybersecurity threats, we use a variety of security tools and techniques. Given the Company's small corporate staff, cybersecurity risk management is primarily outsourced to third-party service providers with expertise in cybersecurity threat detection, prevention, and incident response.

Our cybersecurity risk management program is integrated into our overall enterprise risk management program and shares common methodologies and reporting channels that apply across the enterprise risk management program to other risk areas. Our Internal Audit & Risk team is principally responsible for facilitating our enterprise risk management program, in consultation with multiple functions at the Company and reporting to the Audit Committee.

The Company has established a cybersecurity risk management program designed to identify, assess, and mitigate cybersecurity risks. This program includes the engagement of external cybersecurity firms that provide ongoing monitoring, vulnerability assessments, and compliance with relevant security standards and regulatory requirements. The outsourced cybersecurity service providers implement industry best practices, including firewalls, encryption, multi-factor authentication, and intrusion detection systems, to mitigate potential threats.

The Company remains committed to safeguarding its information systems and data from cybersecurity threats. While no material cybersecurity incidents have occurred, the Company continues to enhance its cybersecurity risk management practices in response to the dynamic threat landscape. Through external expertise, robust governance, and periodic oversight by the Audit Committee, the Company seeks to effectively manage cybersecurity risks and ensure business continuity.

Cybersecurity Incidents and Governance

As of the date of this filing, the Company has not experienced any material cybersecurity incidents. However, in recognition of the evolving nature of cyber threats, the Company continuously evaluates and enhances its cybersecurity measures. In the event of a cybersecurity incident, the Company has a response plan in place, coordinated by its third-party cybersecurity partners, to contain, investigate, and remediate any breaches while ensuring compliance with applicable regulatory reporting obligations.

The Audit Committee has oversight responsibility for cybersecurity risk management. It receives quarterly and event specific from the Finance Operations Director and external cybersecurity advisors on emerging threats, mitigation strategies, and regulatory developments. The Audit Committee ensures that the Company’s cybersecurity strategy aligns with its overall risk management framework and corporate governance principles.

Each employee is responsible for complying with the Company’s Information Technology and Cybersecurity Policy. The Company’s Information Technology Department assists employees and monitors compliance with the Information Technology and Cybersecurity Policy. The Information Technology Department ultimately reports to the Chief Financial Officer.

Third-Party Cybersecurity Risk Management

Given the Company's reliance on external vendors for key cybersecurity functions, it maintains a vendor risk management program. This includes contractual agreements with service providers that specify security requirements, data protection measures, and incident response obligations. Regular assessments of third-party vendors are conducted by the Company’s Information Technology Department to ensure compliance with cybersecurity standards and to mitigate risks associated with outsourced IT functions.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

Our cybersecurity risk management program is integrated into our overall enterprise risk management program and shares common methodologies and reporting channels that apply across the enterprise risk management program to other risk areas. Our Internal Audit & Risk team is principally responsible for facilitating our enterprise risk management program, in consultation with multiple functions at the Company and reporting to the Audit Committee.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

As of the date of this filing, the Company has not experienced any material cybersecurity incidents. However, in recognition of the evolving nature of cyber threats, the Company continuously evaluates and enhances its cybersecurity measures. In the event of a cybersecurity incident, the Company has a response plan in place, coordinated by its third-party cybersecurity partners, to contain, investigate, and remediate any breaches while ensuring compliance with applicable regulatory reporting obligations.

The Audit Committee has oversight responsibility for cybersecurity risk management. It receives quarterly and event specific from the Finance Operations Director and external cybersecurity advisors on emerging threats, mitigation strategies, and regulatory developments. The Audit Committee ensures that the Company’s cybersecurity strategy aligns with its overall risk management framework and corporate governance principles.

Each employee is responsible for complying with the Company’s Information Technology and Cybersecurity Policy. The Company’s Information Technology Department assists employees and monitors compliance with the Information Technology and Cybersecurity Policy. The Information Technology Department ultimately reports to the Chief Financial Officer.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Audit Committee has oversight responsibility for cybersecurity risk management. It receives quarterly and event specific from the Finance Operations Director and external cybersecurity advisors on emerging threats, mitigation strategies, and regulatory developments. The Audit Committee ensures that the Company’s cybersecurity strategy aligns with its overall risk management framework and corporate governance principles.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Audit Committee has oversight responsibility for cybersecurity risk management. It receives quarterly and event specific from the Finance Operations Director and external cybersecurity advisors on emerging threats, mitigation strategies, and regulatory developments.
Cybersecurity Risk Role of Management [Text Block]	The Audit Committee ensures that the Company’s cybersecurity strategy aligns with its overall risk management framework and corporate governance principles.

Each employee is responsible for complying with the Company’s Information Technology and Cybersecurity Policy. The Company’s Information Technology Department assists employees and monitors compliance with the Information Technology and Cybersecurity Policy. The Information Technology Department ultimately reports to the Chief Financial Officer.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Company’s Information Technology Department assists employees and monitors compliance with the Information Technology and Cybersecurity Policy. The Information Technology Department ultimately reports to the Chief Financial Officer.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true